Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 3,088,147	$ 3,085,415
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (A)	557,719	511,746
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A,
5.90%, 08/21/2028 (A)	5,935,000	6,082,368
Series 2024-1A, Class A,
5.36%, 06/20/2030 (A)	4,860,000	4,917,749
BXG Receivables Note Trust
Series 2023-A, Class A,
5.77%, 11/15/2038 (A)	5,250,919	5,281,876
Chase Issuance Trust
Series 2023-A1, Class A,
5.16%, 09/15/2028	5,200,000	5,281,996
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month Term SOFR + 1.26%, 6.56% (B), 10/18/2030 (A)	5,519,819	5,527,657
Series 2017-3A, Class A1,
3-Month Term SOFR + 1.48%, 6.80% (B), 07/20/2030 (A)	8,147,552	8,155,797
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1A,
3-Month Term SOFR + 1.50%, 6.82% (B), 07/15/2036 (A)	4,000,000	4,000,432
First National Master Note Trust
Series 2023-2, Class A,
5.77%, 09/15/2029	5,315,000	5,436,998
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A,
5.19%, 03/16/2026	2,067,424	2,063,878
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	8,478,922	6,506,572
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	3,291,249	2,610,470
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	4,292,747	3,489,727
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A,
5.94%, 02/25/2028 (A)	4,730,000	4,821,291
Honda Auto Receivables Owner Trust
Series 2022-2, Class A2,
3.81%, 03/18/2025	1,018,409	1,015,541
ICG US CLO Ltd.
Series 2014-1A, Class A1A2,
3-Month Term SOFR + 1.46%, 6.78% (B), 10/20/2034 (A)	7,305,000	7,272,076
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	265,762	263,944
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (A)	346,732	345,553

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (A)	$ 848,405	$ 769,042
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (A)	54,980	54,691
MVW LLC
Series 2022-1A, Class A,
4.15%, 11/21/2039 (A)	5,027,532	4,878,942
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	254,277	245,463
Series 2023-1A, Class A,
4.93%, 10/20/2040 (A)	4,329,568	4,302,787
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month Term SOFR + 1.45%, 6.77% (B), 01/20/2031 (A)	3,023,677	3,027,965
Orange Lake Timeshare Trust
Series 2018-A, Class A,
3.10%, 11/08/2030 (A)	432,979	421,501
Series 2018-A, Class B,
3.35%, 11/08/2030 (A)	354,253	344,720
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	315,985	307,129
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month Term SOFR + 1.36%, 6.68% (B), 07/20/2030 (A)	4,657,871	4,659,763
RAAC Trust
Series 2007-RP4, Class A,
1-Month Term SOFR + 0.46%, 6.15% (B), 11/25/2046 (A)	370,028	351,662
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A,
3.20%, 01/20/2036 (A)	538,822	536,025
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	1,224,596	1,217,164
Series 2021-1A, Class A,
0.99%, 11/20/2037 (A)	1,560,421	1,474,692
Series 2023-1A, Class A,
5.20%, 01/20/2040 (A)	4,440,263	4,453,616
Series 2023-2A, Class A,
5.80%, 04/20/2040 (A)	2,886,464	2,932,066
Series 2023-3A, Class A,
6.10%, 09/20/2040 (A)	4,965,573	5,083,450
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (A)	4,500,000	4,349,394
Veridian Auto Receivables Trust
Series 2023-1A, Class A2,
5.97%, 08/17/2026 (A)	3,660,828	3,660,603
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month Term SOFR + 1.40%, 6.72% (B), 10/20/2028 (A)	582,306	582,450

Total Asset-Backed Securities (Cost $121,642,667)		120,324,211

Transamerica Funds	Page 1

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 34.2%
Aerospace & Defense - 0.7%
Boeing Co.
3.50%, 03/01/2039	$ 7,305,000	$ 5,753,466
5.15%, 05/01/2030	1,802,000	1,803,923
5.93%, 05/01/2060	2,602,000	2,594,710
HEICO Corp.
5.35%, 08/01/2033	6,105,000	6,197,060

		16,349,159

Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	3,121,000	2,748,637

Automobiles - 1.2%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	3,641,000	3,502,665
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,702,000	6,431,927
6.95%, 03/06/2026	885,000	905,255
General Motors Co.
6.25%, 10/02/2043	1,445,000	1,479,651
General Motors Financial Co., Inc.
5.00%, 04/09/2027	2,983,000	2,978,851
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (A)	5,048,000	5,306,029
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A) (C)	3,512,000	3,768,914
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	3,463,000	3,073,770

		27,447,062

Banks - 5.8%
Bank of America Corp.
Fixed until 04/25/2033, 5.29% (B), 04/25/2034	16,730,000	16,814,717
Fixed until 01/23/2034, 5.47% (B), 01/23/2035	2,836,000	2,887,005
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	6,207,000	6,408,455
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	3,775,000	3,917,843
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	3,026,000	2,976,986
Fixed until 11/10/2032, 7.08% (B), 02/10/2034	3,941,000	4,017,773
Fifth Third Bancorp
Fixed until 07/27/2028, 6.34% (B), 07/27/2029	1,312,000	1,365,101
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	6,603,000	5,521,464
ING Groep NV
Fixed until 09/11/2033, 6.11% (B), 09/11/2034	6,919,000	7,250,213
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	2,745,000	2,728,119
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	8,502,000	9,314,307

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	$ 6,152,000	$ 5,709,964
Fixed until 01/23/2034, 5.34% (B), 01/23/2035	2,848,000	2,893,112
Fixed until 06/01/2033, 5.35% (B), 06/01/2034	12,716,000	12,924,385
Morgan Stanley
Fixed until 07/21/2033, 5.42% (B), 07/21/2034	4,554,000	4,611,922
Fixed until 01/18/2034, 5.47% (B), 01/18/2035	2,139,000	2,181,162
Fixed until 10/18/2032, 6.34% (B), 10/18/2033	3,686,000	3,972,726
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (B), 01/22/2035 (C)	800,000	819,996
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	4,127,000	4,310,986
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	4,390,000	4,271,619
Fixed until 10/28/2032, 6.12% (B), 10/28/2033	2,532,000	2,632,326
Fixed until 10/30/2028, 7.16% (B), 10/30/2029	2,222,000	2,398,714
UBS Group AG
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	4,526,000	4,442,238
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (A)	5,512,000	5,863,330
US Bancorp
Fixed until 06/10/2033, 5.84% (B), 06/12/2034	3,528,000	3,636,704
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	6,178,000	6,298,724
Fixed until 06/15/2024 (D), 5.90% (B)	2,943,000	2,931,566

		133,101,457

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	4,846,000	4,389,323
Constellation Brands, Inc.
3.15%, 08/01/2029	1,440,000	1,328,447
3.70%, 12/06/2026	1,889,000	1,838,448
Diageo Capital PLC
5.50%, 01/24/2033	2,774,000	2,920,399

		10,476,617

Biotechnology - 0.5%
Amgen, Inc.
2.80%, 08/15/2041	2,750,000	1,987,223
5.60%, 03/02/2043	2,796,000	2,872,052
CSL Finance PLC
4.63%, 04/27/2042 (A)	2,753,000	2,582,723
Gilead Sciences, Inc.
4.15%, 03/01/2047	1,594,000	1,377,730
Royalty Pharma PLC
2.20%, 09/02/2030	2,875,000	2,410,032

		11,229,760

Transamerica Funds	Page 2

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.4%
Carrier Global Corp.
5.90%, 03/15/2034 (A)	$ 2,367,000	$ 2,526,459
Lowe’s Cos., Inc.
3.75%, 04/01/2032	6,268,000	5,830,421

		8,356,880

Capital Markets - 0.4%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	8,351,000	8,643,804

Chemicals - 0.4%
Celanese US Holdings LLC
6.70%, 11/15/2033	3,370,000	3,620,978
FMC Corp.
5.65%, 05/18/2033 (C)	2,748,000	2,730,666
Nutrien Ltd.
4.90%, 03/27/2028	2,986,000	2,999,267

		9,350,911

Commercial Services & Supplies - 1.9%
ADT Security Corp.
4.13%, 08/01/2029 (A) (C)	5,015,000	4,627,867
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	1,193,000	1,182,162
5.80%, 04/15/2034 (A)	1,406,000	1,414,387
Carlisle Cos., Inc.
3.75%, 12/01/2027	3,740,000	3,590,109
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	7,086,000	7,360,239
General Electric Co.
4.13%, 10/09/2042 (C)	2,723,000	2,321,881
4.50%, 03/11/2044	3,436,000	3,180,640
GXO Logistics, Inc.
2.65%, 07/15/2031	9,977,000	8,233,979
Quanta Services, Inc.
2.90%, 10/01/2030	3,740,000	3,278,527
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	9,412,000	7,639,966

		42,829,757

Consumer Finance - 0.2%
Capital One Financial Corp.
Fixed until 02/01/2029, 5.70% (B), 02/01/2030	4,603,000	4,643,420

Consumer Staples Distribution & Retail - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	4,794,000	3,880,757
Sysco Corp.
3.30%, 07/15/2026	3,541,000	3,437,177

		7,317,934

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	3,740,000	3,469,043

Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	2,747,000	2,863,903

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs - 1.8%
American Tower Trust #1
3.65%, 03/15/2048 (A)	$ 2,800,000	$ 2,665,504
Broadstone Net Lease LLC
2.60%, 09/15/2031	6,211,000	4,878,188
SBA Tower Trust
1.63%, 05/15/2051 (A)	6,278,000	5,621,996
1.88%, 07/15/2050 (A)	1,100,000	1,022,741
2.84%, 01/15/2050 (A)	13,134,000	12,718,670
6.60%, 01/15/2028 (A)	3,650,000	3,746,374
VICI Properties LP
4.95%, 02/15/2030	6,748,000	6,547,311
Weyerhaeuser Co.
4.00%, 04/15/2030	4,761,000	4,535,509

		41,736,293

Diversified Telecommunication Services - 0.4%
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	888,154
Verizon Communications, Inc.
1.68%, 10/30/2030	5,851,000	4,800,122
2.99%, 10/30/2056	7,266,000	4,730,093

		10,418,369

Electric Utilities - 1.4%
Appalachian Power Co.
3.40%, 06/01/2025	2,462,000	2,412,154
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	614,000	628,772
CMS Energy Corp.
4.88%, 03/01/2044	974,000	915,801
DTE Electric Co.
4.30%, 07/01/2044	7,295,000	6,400,839
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	10,608,000	9,238,375
Duke Energy Progress LLC
3.60%, 09/15/2047	2,726,000	2,080,520
Entergy Arkansas LLC
3.70%, 06/01/2024	1,493,000	1,482,220
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	707,000	746,862
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,979,000	2,467,544
PacifiCorp
3.60%, 04/01/2024	3,749,000	3,736,351
Public Service Electric & Gas Co.
3.00%, 05/15/2025 (C)	1,955,000	1,911,880

		32,021,318

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc.
2.95%, 02/15/2032	5,137,000	4,341,305
Keysight Technologies, Inc.
4.60%, 04/06/2027	4,366,000	4,340,984
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A) (C)	4,143,000	3,818,769
Trimble, Inc.
6.10%, 03/15/2033	4,169,000	4,381,723

		16,882,781

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	4,487,000	4,350,893

Transamerica Funds	Page 3

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services - 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	$ 6,232,000	$ 6,120,511
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	2,570,000	2,398,833
5.50%, 12/15/2024 (A)	8,463,000	8,437,165
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	7,533,000	7,299,368
5.50%, 01/15/2026 (A)	3,257,000	3,237,478

		27,493,355

Food Products - 0.6%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	4,967,000	4,302,128
Cargill, Inc.
5.13%, 10/11/2032 (A)	2,894,000	2,939,453
J M Smucker Co.
6.50%, 11/15/2043	2,296,000	2,554,063
Viterra Finance BV
4.90%, 04/21/2027 (A)	5,002,000	4,955,685

		14,751,329

Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	2,235,000	2,114,425
5.75%, 12/06/2052 (A)	1,272,000	1,346,443
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	2,577,000	2,709,247

		6,170,115

Health Care Providers & Services - 1.6%
Centene Corp.
3.38%, 02/15/2030	7,127,000	6,375,090
Cigna Group
2.40%, 03/15/2030	4,530,000	3,953,655
CVS Health Corp.
2.70%, 08/21/2040	3,472,000	2,442,524
5.25%, 01/30/2031	1,862,000	1,892,200
Elevance Health, Inc.
2.25%, 05/15/2030	4,034,000	3,479,601
5.13%, 02/15/2053	2,425,000	2,374,571
HCA, Inc.
4.13%, 06/15/2029	1,994,000	1,901,326
4.63%, 03/15/2052	3,661,000	3,101,792
5.25%, 04/15/2025	1,795,000	1,793,003
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,929,000	2,655,556
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	1,520,000	1,424,475
UnitedHealth Group, Inc.
5.20%, 04/15/2063	4,467,000	4,473,662

		35,867,455

Health Care REITs - 0.4%
Physicians Realty LP
2.63%, 11/01/2031	5,456,000	4,488,589
Ventas Realty LP
3.25%, 10/15/2026	5,018,000	4,763,336

		9,251,925

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.4%
Hyatt Hotels Corp.
1.80%, 10/01/2024	$ 2,477,000	$ 2,414,597
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	6,515,000	5,762,423

		8,177,020

Household Durables - 0.1%
Mohawk Industries, Inc.
5.85%, 09/18/2028	2,539,000	2,630,218

Industrial Conglomerates - 0.2%
Veralto Corp.
5.45%, 09/18/2033 (A)	3,839,000	3,930,518

Insurance - 1.4%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	10,038,000	9,939,066
Equitable Holdings, Inc.
5.59%, 01/11/2033	6,593,000	6,762,082
Global Atlantic Finance Co.
7.95%, 06/15/2033 (A)	6,238,000	6,924,361
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,800,000	2,832,900
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	5,651,000	4,967,796

		31,426,205

Interactive Media & Services - 0.5%
Baidu, Inc.
4.38%, 05/14/2024	4,652,000	4,635,904
Meta Platforms, Inc.
4.80%, 05/15/2030	4,502,000	4,581,444
Tencent Holdings Ltd.
3.28%, 04/11/2024 (A)	2,683,000	2,671,034

		11,888,382

Internet & Catalog Retail - 0.0% (E)
Expedia Group, Inc.
2.95%, 03/15/2031	402,000	351,884

Machinery - 0.4%
CNH Industrial Capital LLC
4.55%, 04/10/2028	4,115,000	4,078,106
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	6,384,000	5,627,200

		9,705,306

Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	3,602,000	2,746,450
Comcast Corp.
2.94%, 11/01/2056	1,620,000	1,045,195
NBCUniversal Media LLC
4.45%, 01/15/2043	3,353,000	3,030,472
Paramount Global
4.20%, 05/19/2032 (C)	2,681,000	2,383,272

		9,205,389

Transamerica Funds	Page 4

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.5%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	$ 3,182,000	$ 3,095,969
ArcelorMittal SA
6.55%, 11/29/2027	5,937,000	6,221,452
Glencore Funding LLC
2.63%, 09/23/2031 (A)	4,052,000	3,421,665

		12,739,086

Office REITs - 0.3%
Corporate Office Properties LP
2.00%, 01/15/2029	915,000	768,325
2.25%, 03/15/2026	1,209,000	1,135,769
Highwoods Realty LP
4.13%, 03/15/2028	2,790,000	2,603,808
7.65%, 02/01/2034 (C)	1,699,000	1,868,179

		6,376,081

Oil, Gas & Consumable Fuels - 2.6%
Boardwalk Pipelines LP
3.40%, 02/15/2031	3,125,000	2,795,816
Chevron USA, Inc.
3.25%, 10/15/2029	4,089,000	3,876,565
Energy Transfer LP
4.90%, 02/01/2024	2,863,000	2,863,000
5.15%, 03/15/2045	1,668,000	1,528,138
5.55%, 02/15/2028	1,343,000	1,366,806
5.95%, 10/01/2043	1,293,000	1,281,186
Enterprise Products Operating LLC
4.25%, 02/15/2048	8,341,000	7,241,061
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	3,178,000	3,178,000
Occidental Petroleum Corp.
5.55%, 03/15/2026	5,927,000	5,966,999
ONEOK, Inc.
6.10%, 11/15/2032	5,869,000	6,178,714
Ovintiv, Inc.
6.25%, 07/15/2033	3,974,000	4,137,219
Petroleos Mexicanos
6.84%, 01/23/2030 (C)	3,109,000	2,669,933
6.88%, 08/04/2026	1,410,000	1,373,369
7.69%, 01/23/2050	641,000	448,094
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	3,097,000	2,848,041
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	2,888,000	2,828,080
Shell International Finance BV
2.50%, 09/12/2026	3,121,000	2,974,076
3.75%, 09/12/2046	2,857,000	2,337,211
Western Midstream Operating LP
6.15%, 04/01/2033	4,138,000	4,278,775
Williams Cos., Inc.
5.40%, 03/04/2044	1,095,000	1,055,078

		61,226,161

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	151	138
United Airlines Pass-Through Trust
3.75%, 03/03/2028	3,573,435	3,434,024

		3,434,162

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Care Products - 0.4%
Haleon US Capital LLC
3.38%, 03/24/2027	$ 2,762,000	$ 2,658,772
Kenvue, Inc.
5.00%, 03/22/2030	6,008,000	6,151,231

		8,810,003

Pharmaceuticals - 0.8%
AbbVie, Inc.
3.20%, 05/14/2026	2,346,000	2,276,605
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	3,866,000	3,663,829
Bristol-Myers Squibb Co.
6.40%, 11/15/2063	763,000	875,199
Merck & Co., Inc.
5.00%, 05/17/2053	4,216,000	4,219,811
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	4,409,000	4,382,864
Viatris, Inc.
2.30%, 06/22/2027	2,488,000	2,265,652

		17,683,960

Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/01/2024	4,000,000	3,911,117
5.10%, 12/15/2027	2,326,000	2,345,106

		6,256,223

Residential REITs - 0.3%
American Homes 4 Rent LP
5.50%, 02/01/2034	4,649,000	4,696,143
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	2,844,000	2,609,655

		7,305,798

Retail REITs - 0.2%
Realty Income Corp.
4.90%, 07/15/2033	3,131,000	3,063,235
Simon Property Group LP
6.25%, 01/15/2034	2,434,000	2,631,306

		5,694,541

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	5,001,000	4,780,780
Broadcom, Inc.
3.14%, 11/15/2035 (A)	4,805,000	3,945,161
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	4,095,000	4,212,173
KLA Corp.
3.30%, 03/01/2050	3,574,000	2,667,092
Microchip Technology, Inc.
0.98%, 09/01/2024	4,561,000	4,439,555
Micron Technology, Inc.
5.30%, 01/15/2031	4,731,000	4,778,178
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	1,240,000	864,478
3.40%, 05/01/2030	1,216,000	1,110,613
QUALCOMM, Inc.
3.25%, 05/20/2050 (C)	3,819,000	2,926,849
Skyworks Solutions, Inc.
1.80%, 06/01/2026	2,526,000	2,352,787
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	5,908,000	4,803,483

		36,881,149

Transamerica Funds	Page 5

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 1.3%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	$ 570,000	$ 509,434
Fiserv, Inc.
5.45%, 03/02/2028	4,235,000	4,342,645
Infor, Inc.
1.75%, 07/15/2025 (A)	5,112,000	4,839,120
Intuit, Inc.
5.50%, 09/15/2053	1,797,000	1,911,476
Oracle Corp.
3.65%, 03/25/2041	3,404,000	2,701,893
6.90%, 11/09/2052	4,244,000	4,969,966
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	2,902,000	1,136,489
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	6,520,000	6,395,727
Workday, Inc.
3.50%, 04/01/2027	4,199,000	4,064,923

		30,871,673

Specialized REITs - 0.2%
Extra Space Storage LP
5.90%, 01/15/2031	4,851,000	5,040,363

Tobacco - 0.4%
BAT Capital Corp.
6.42%, 08/02/2033 (C)	5,684,000	5,955,865
Philip Morris International, Inc.
5.63%, 11/17/2029	3,895,000	4,061,115

		10,016,980

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
4.38%, 07/16/2042	2,100,000	1,869,392
T-Mobile USA, Inc.
3.50%, 04/15/2031	4,213,000	3,837,691
3.88%, 04/15/2030	3,775,000	3,567,387
5.15%, 04/15/2034	4,715,000	4,743,857

		14,018,327

Total Corporate Debt Securities (Cost $800,938,664)		791,441,606

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Chile - 0.0% (E)
Chile Government International Bonds
3.50%, 01/25/2050	825,000	608,510

Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	3,584,000	2,867,217

Indonesia - 0.2%
Indonesia Government International Bonds
4.75%, 01/08/2026 (A)	3,205,000	3,197,101

Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	2,481,000	2,381,357

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama - 0.0% (E)
Panama Government International Bonds
3.88%, 03/17/2028	$ 735,000	$ 670,391

Total Foreign Government Obligations (Cost $9,970,314)		9,724,576

MORTGAGE-BACKED SECURITIES - 5.9%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month Term SOFR + 0.73%, 6.07% (B), 08/25/2035	268,338	234,837
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	411,810	332,397
Series 2005-51, Class 3A3A,
1-Month Term SOFR + 0.75%, 6.09% (B), 11/20/2035	302,476	256,880
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	4,550,696	1,729,223
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	672,900	344,284
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	1,574,357	1,422,904
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2,
5.13% (B), 11/25/2034	24,432	22,750
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
6.12% (B), 02/25/2034	4,250	4,063
Series 2005-3, Class 1A2,
1-Month Term SOFR + 0.69%, 6.03% (B), 04/25/2035	59,147	53,671
CIM Trust
Series 2021-R6, Class A1,
1.43% (B), 07/25/2061 (A)	4,875,024	4,270,258
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	199,407	189,751
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	154,203	144,351
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	798,342	769,257
COMM Mortgage Trust
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	7,005,000	6,680,121
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	5,526,944	4,561,459
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	3,601,469	3,171,334
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A,
3.14%, 12/10/2036 (A)	3,800,000	3,695,183
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (A)	6,050,000	5,884,352
Series 2019-FBLU, Class C,
3.75%, 12/10/2036 (A)	4,570,000	4,444,353
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
4.09% (B), 03/18/2035	3,473	2,923
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month Term SOFR + 0.91%, 6.25% (B), 10/25/2034	3,904	3,783

Transamerica Funds	Page 6

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.32% (B), 08/25/2037	$ 273,201	$ 192,401
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	4,800,000	649,466
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
4.71% (B), 02/25/2034	11,237	10,180
Series 2006-A2, Class 5A1,
6.13% (B), 11/25/2033	4,748	4,546
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	150,291	49,954
Manhattan West Mortgage Trust
Series 2020-1MW, Class A,
2.13%, 09/10/2039 (A)	5,765,000	5,168,111
Series 2020-1MW, Class B,
2.41% (B), 09/10/2039 (A)	5,024,000	4,474,720
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1,
5.10% (B), 11/25/2035 (A)	148,330	70,874
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month Term SOFR + 0.75%, 6.09% (B), 10/25/2028	3,421	3,188
Series 2004-A1, Class 2A1,
5.16% (B), 02/25/2034	38,491	34,753
Series 2005-A4, Class 2A2,
4.67% (B), 07/25/2035	36,732	32,123
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B,
4.21% (B), 08/15/2046	1,035,000	628,255
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (B), 12/25/2052 (A)	636,190	591,568
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	274,697	259,000
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (A)	216,446	202,888
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	718,817	673,366
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (A)	893,115	839,208
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	785,808	742,024
Series 2016-3A, Class A1B,
3.25% (B), 09/25/2056 (A)	1,624,302	1,491,180
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	1,412,913	1,337,075
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	1,636,423	1,547,128
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	2,273,005	2,148,452
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	1,139,473	1,074,140
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	698,208	663,113
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	6,465,717	6,182,944
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	4,794,466	4,424,342
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	1,153,192	1,077,234

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	$ 1,738,243	$ 1,623,158
OBX Trust
Series 2023-NQM4, Class A1,
6.11% (B), 03/25/2063 (A)	4,227,801	4,250,883
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (A)	4,548,000	4,161,420
RALI Trust
Series 2007-QO4, Class A1A,
1-Month Term SOFR + 0.49%, 5.83% (B), 05/25/2047	251,907	218,415
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
4.76% (B), 07/25/2035	187,159	99,032
Series 2007-3, Class 3A1,
4.24% (B), 04/25/2047	462,405	212,861
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month Term SOFR + 0.81%, 6.15% (B), 01/19/2034	11,511	10,752
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	60,117	59,791
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	324,826	319,611
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	988,743	948,110
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	1,495,114	1,433,001
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	1,929,969	1,878,400
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	2,147,474	2,004,346
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	6,017,122	5,756,453
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	8,604,471	8,110,295
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	1,976,153	1,751,630
Series 2021-1, Class A1,
2.25% (B), 11/25/2061 (A)	3,608,457	3,320,201
Series 2022-4, Class A1,
3.75%, 09/25/2062 (A)	12,415,099	11,638,099
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	7,501,024	7,118,865
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month Term SOFR + 0.69%, 6.03% (B), 07/25/2045	17,424	16,213
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B,
3.78%, 02/15/2048	3,000,000	2,869,032
Series 2015-C29,Class AS,
4.01% (B), 06/15/2048	6,250,000	6,052,313

Total Mortgage-Backed Securities (Cost $148,213,772)		136,643,248

Transamerica Funds	Page 7

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (E)
Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	$ 267,000	$ 302,326

Total Municipal Government Obligation (Cost $314,496)		302,326

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.1%
Federal Home Loan Mortgage Corp.
1-Year RFUCC Treasury + 1.90%, 4.40% (B), 02/01/2041	11,453	11,428
6-Month RFUCC Treasury + 1.57%, 4.82% (B), 02/01/2037	1,637	1,609
5.00%, 12/01/2035	168,244	170,806
1-Year RFUCC Treasury + 1.66%, 5.18% (B), 01/01/2038	49,588	49,687
6-Month RFUCC Treasury + 2.12%, 5.91% (B), 05/01/2037	4,292	4,217
1-Year RFUCC Treasury + 1.73%, 5.98% (B), 09/01/2035	118,925	119,694
6.00%, 05/01/2031	112,704	116,882
1-Year RFUCC Treasury + 1.75%, 6.00% (B), 12/01/2034	5,221	5,249
1-Year RFUCC Treasury + 1.80%, 6.05% (B), 09/01/2037	9,378	9,644
6-Month RFUCC Treasury + 1.36%, 7.13% (B), 05/01/2037	10,128	10,193
6-Month RFUCC Treasury + 1.57%, 7.38% (B), 04/01/2037	11,357	11,478
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.81%, 01/25/2025	5,664,689	5,546,052
2.89%, 06/25/2027	975,723	966,919
3.01%, 07/25/2025	12,812,000	12,492,684
3.17%, 10/25/2024	9,318,475	9,175,377
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	595,613	578,642
1-Year RFUCC Treasury + 1.75%, 4.25% (B), 03/01/2041	10,772	10,771
4.50%, 02/01/2025 - 08/01/2052	11,741,584	11,361,297
5.00%, 04/01/2039 - 04/01/2053	37,321,173	36,961,187
5.50%, 04/01/2036 - 03/01/2053	13,722,554	13,825,079
1-Year RFUCC Treasury + 1.74%, 5.74% (B), 08/01/2035	15,260	15,660
6.00%, 02/01/2034 - 01/01/2040	1,715,106	1,778,643
6.50%, 06/01/2038 - 05/01/2040	728,595	762,100
6-Month RFUCC Treasury + 0.95%, 6.70% (B), 08/01/2037	401	395
6-Month RFUCC Treasury + 1.51%, 7.36% (B), 01/01/2035	2,920	2,956
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (B), 02/16/2053	2,277,613	35,925
Tennessee Valley Authority
5.88%, 04/01/2036	2,768,000	3,146,171
Uniform Mortgage-Backed Security, TBA
2.00%, 02/01/2039 - 02/01/2054 (F)	56,658,000	48,121,281
2.50%, 02/01/2039 - 02/01/2054 (F)	130,772,000	111,952,763
3.00%, 02/01/2039 - 02/01/2054 (F)	109,469,000	96,864,473
3.50%, 02/01/2039 - 02/01/2054 (F)	85,440,000	78,682,717

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA (continued)
4.00%, 02/01/2054 (F)	$ 45,602,000	$ 42,967,259
4.50%, 02/01/2054 (F)	41,726,000	40,366,639
5.50%, 02/01/2054 (F)	48,612,000	48,790,203
6.00%, 02/01/2054 (F)	15,022,000	15,238,827

Total U.S. Government Agency Obligations (Cost $581,803,345)		580,154,907

U.S. GOVERNMENT OBLIGATIONS - 26.6%
U.S. Treasury - 24.5%
U.S. Treasury Bonds
1.25%, 05/15/2050	16,047,000	8,340,052
1.88%, 02/15/2051 - 11/15/2051	11,868,000	7,246,975
2.00%, 02/15/2050	9,112,000	5,808,900
2.25%, 08/15/2046 - 02/15/2052	10,826,000	7,345,782
2.38%, 02/15/2042 - 05/15/2051	18,112,000	13,433,813
2.50%, 02/15/2045 - 05/15/2046	42,510,200	31,466,014
2.75%, 08/15/2042 - 11/15/2047	28,766,500	22,364,834
2.88%, 08/15/2045 - 05/15/2049	9,895,500	7,772,447
3.00%, 05/15/2042 - 08/15/2052	29,600,400	23,604,560
3.13%, 02/15/2042 - 05/15/2048	18,696,000	15,396,058
3.50%, 02/15/2039	7,209,000	6,722,674
3.63%, 02/15/2044 - 05/15/2053	30,201,500	27,143,920
3.88%, 02/15/2043	4,257,000	4,000,250
4.00%, 11/15/2052	5,195,000	4,983,750
4.13%, 08/15/2053	5,766,000	5,660,590
4.75%, 11/15/2053	8,683,000	9,463,113
5.25%, 02/15/2029	14,343,100	15,239,544
U.S. Treasury Notes
0.25%, 08/31/2025	5,134,000	4,812,523
0.63%, 05/15/2030 - 08/15/2030	50,380,000	41,017,086
1.13%, 02/15/2031	22,372,000	18,654,403
1.38%, 11/15/2031	16,965,000	14,070,347
1.50%, 08/15/2026 - 02/15/2030	27,285,700	24,377,965
1.63%, 02/15/2026 - 05/15/2031	65,736,900	60,568,977
1.88%, 02/15/2032	10,574,800	9,074,913
2.13%, 03/31/2024	16,249,000	16,164,581
2.25%, 11/15/2025	22,652,500	21,859,663
2.63%, 02/15/2029	2,275,400	2,143,409
2.75%, 05/15/2025 - 08/15/2032	9,236,600	8,578,327
2.88%, 08/15/2028 - 05/15/2032	13,664,700	12,781,581
3.13%, 11/15/2028	11,773,000	11,377,041
3.50%, 01/31/2028 - 02/15/2033	7,633,800	7,462,732
3.63%, 05/31/2028	4,960,000	4,903,231
3.88%, 11/30/2027	5,843,100	5,827,123
4.00%, 06/30/2028	16,645,000	16,703,518
4.13%, 09/30/2027 - 11/15/2032	24,569,900	24,814,931
4.38%, 08/31/2028 - 11/30/2028	19,139,000	19,543,510
4.50%, 11/15/2033	4,395,200	4,584,056
4.75%, 11/15/2043	19,349,000	20,440,405

		565,753,598

U.S. Treasury Inflation-Protected Securities - 2.1%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	12,633,063	8,119,457
1.75%, 01/15/2028	4,567,455	4,561,626
2.50%, 01/15/2029	21,261,227	22,070,358
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	16,446,404	14,962,534

		49,713,975

Total U.S. Government Obligations (Cost $657,798,625)		615,467,573

Transamerica Funds	Page 8

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.2%
Banks - 0.2%
Citigroup Capital XIII,
3-Month Term SOFR + 6.63%, 11.95% (B)	159,306	$ 4,624,653

Total Preferred Stock (Cost $4,440,758)		4,624,653

	Principal	Value
COMMERCIAL PAPER - 18.9%
Banks - 7.3%
Cooperatieve Rabobank UA
5.78% (G), 02/01/2024	$ 10,000,000	9,998,531
DNB Bank ASA
5.47% (G), 06/20/2024 (A)	24,000,000	23,513,870
HSBC USA, Inc.
5.52% (G), 07/23/2024 (A)	3,829,000	3,728,793
ING US Funding LLC
5.88% (G), 04/30/2024 (A)	20,800,000	20,520,240
Korea Development Bank
5.47% (G), 07/08/2024	22,000,000	21,498,513
Mackinac Funding Co. LLC
5.86% (G), 03/07/2024 (A)	9,450,000	9,399,121
Macquarie Bank Ltd.
5.86% (G), 03/01/2024 (A)	23,000,000	22,896,500
Nordea Bank Abp
5.80% (G), 03/05/2024 (A)	18,855,000	18,760,576
5.86% (G), 04/15/2024 (A)	4,200,000	4,153,830
Standard Chartered Bank
5.89% (G), 03/07/2024 (A)	11,806,000	11,743,544
Svenska Handelsbanken AB
5.36% (G), 07/30/2024 (A)	23,450,000	22,843,877

		169,057,395

Consumer Finance - 1.0%
Toyota Motor Credit Corp.
5.46% (G), 07/03/2024	23,000,000	22,484,501

Financial Services - 8.2%
Alinghi Funding Co. LLC
5.81% (G), 05/07/2024 (A)	9,000,000	8,870,951
5.85% (G), 05/07/2024 (A)	1,636,000	1,612,542
Anglesea Funding LLC
5.38% (G), 07/26/2024 (A)	23,467,000	22,868,331
Atlantic Asset Securitization LLC
5.57% (G), 06/20/2024 (A)	8,000,000	7,834,754
Britannia Funding Co. LLC
5.90% (G), 02/07/2024 (A)	12,773,000	12,759,737
Chariot Funding LLC
5.57% (G), 03/15/2024 (A)	25,000,000	24,835,917
Glencove Funding LLC
5.56% (G), 06/17/2024 (A)	10,800,000	10,581,847
GTA Funding LLC
5.66% (G), 02/27/2024 (A)	13,609,000	13,554,244
5.83% (G), 02/21/2024 (A)	8,700,000	8,672,828
La Fayette Asset Securitization LLC
5.41% (G), 07/09/2024 (A)	13,000,000	12,697,938
Liberty Street Funding LLC
5.84% (G), 02/01/2024 (A)	3,825,000	3,824,435
Mont Blanc Capital Corp.
5.65% (G), 04/15/2024 (A)	17,400,000	17,205,519

	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Nieuw Amsterdam Receivables Corp. BV
5.40% (G), 07/25/2024 (A)	$ 12,000,000	$ 11,696,678
Old Line Funding LLC
5.72% (G), 04/11/2024 (A)	9,000,000	8,904,120
Ridgefield Funding Co. LLC
5.82% (G), 02/06/2024 (A)	11,241,000	11,231,017
Starbird Funding Corp.
5.47% (G), 07/11/2024 (A)	6,981,000	6,816,633
5.86% (G), 02/01/2024 (A)	5,000,000	4,999,261

		188,966,752

Health Care Providers & Services - 0.6%
Columbia Funding Co. LLC
5.84% (G), 03/05/2024 (A)	14,000,000	13,928,997

Pharmaceuticals - 1.8%
AstraZeneca PLC
5.36% (G), 07/15/2024 (A)	21,925,000	21,382,700
Pfizer, Inc.
5.59% (G), 06/04/2024 (A)	21,000,000	20,618,403

		42,001,103

Total Commercial Paper (Cost $436,444,375)		436,438,748

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K728, Class A2,
3.06% (G), 08/25/2024	4,226,355	4,169,001

Total Short-Term U.S. Government Agency Obligation (Cost $4,220,577)		4,169,001

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.1%
U.S. Cash Management Bills
5.40% (G), 03/14/2024	6,061,000	6,023,691
5.44% (G), 02/01/2024	16,360,000	16,360,000
U.S. Treasury Bills
5.34% (G), 05/02/2024	16,360,000	16,144,895
5.35% (G), 04/18/2024	16,173,000	15,993,271
5.37% (G), 03/05/2024	16,179,000	16,101,239

Total Short-Term U.S. Government Obligations (Cost $70,623,254)		70,623,096

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (G)	22,322,255	22,322,255

Total Other Investment Company (Cost $22,322,255)		22,322,255

Transamerica Funds	Page 9

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.2%

Fixed Income Clearing Corp., 2.50% (G), dated 01/31/2024, to be repurchased at $51,297,988 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $52,320,369.

$ 51,294,426	$ 51,294,426

Total Repurchase Agreement (Cost $51,294,426)	51,294,426

Total Investments (Cost $2,910,027,528)	2,843,530,626
Net Other Assets (Liabilities) - (23.0)%	(531,598,393)

Net Assets - 100.0%	$ 2,311,932,233

Transamerica Funds	Page 10

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$120,324,211	$—	$120,324,211
Corporate Debt Securities	—	791,441,606	—	791,441,606
Foreign Government Obligations	—	9,724,576	—	9,724,576
Mortgage-Backed Securities	—	136,643,248	—	136,643,248
Municipal Government Obligation	—	302,326	—	302,326
U.S. Government Agency Obligations	—	580,154,907	—	580,154,907
U.S. Government Obligations	—	615,467,573	—	615,467,573
Preferred Stock	4,624,653	—	—	4,624,653
Commercial Paper	—	436,438,748	—	436,438,748
Short-Term U.S. Government Agency Obligation	—	4,169,001	—	4,169,001
Short-Term U.S. Government Obligations	—	70,623,096	—	70,623,096
Other Investment Company	22,322,255	—	—	22,322,255
Repurchase Agreement	—	51,294,426	—	51,294,426

Total Investments	$26,946,908	$2,816,583,718	$—	$2,843,530,626

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $800,492,527, representing 34.6% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,471,839, collateralized by cash collateral of $22,322,255 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,640,800. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at January 31, 2024.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

REIT RFUCC	Real Estate Investment Trust Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS TBA	Separate Trading of Registered Interest and Principal of Securities To Be Announced

Transamerica Funds	Page 11

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Core Bond (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 12

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 13